Restricted Net Assets - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of income after tax to reserve	10.00%
Percentage of surplus reserve fund of registered capital	50.00%
Group entities and VIEs subsidiary restricted amount	¥ 721,539
Maximum [Member]
Restricted Net Assets [Line Items]
Percentage of restricted net assets of subsidiary not exceeding consolidated net assets	25.00%